SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Useful Lives of Property and Equipment (Details) - ENERGY VAULT HOLDINGS, INC	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Useful lives of property and equipment	27 months
Brick Machines
Property, Plant and Equipment [Line Items]
Useful lives of property and equipment		6 years
Vehicles
Property, Plant and Equipment [Line Items]
Useful lives of property and equipment		4 years
Furniture and equipment
Property, Plant and Equipment [Line Items]
Useful lives of property and equipment		7 years
Computer equipment
Property, Plant and Equipment [Line Items]
Useful lives of property and equipment		3 years